Share-Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation
Share-based compensation expense before tax	$ 9,374,000	$ 6,857,000	$ 6,176,000
Proceeds from the exercise of stock options and purchase of class A common stock	1,845,000	1,314,000	841,000
Stock Plans
Stock-based compensation
Number of shares authorized for grant	6,787,940
Number of shares available for grant	2,375,605
Number of shares unavailable for future grants under the plans in effect prior to 2002	1,552,983
Stock Plans | Employee stock options
Stock-based compensation
Vesting period	4 years
Expiration term	10 years
Share-based compensation expense before tax	2,933,000	1,868,000	1,492,000
Modifications to stock option agreements	93,000	93,000	364,000
Amount of compensation expense relating to unvested employee stock options and restricted stock unit awards not yet recognized	2,600,000
Expected weighted-average period for recognition of compensation expense	1 year 3 months 18 days
Proceeds from the exercise of stock options and purchase of class A common stock	1,400,000
Stock Plans | Restricted stock unit awards
Stock-based compensation
Share-based compensation expense before tax	6,348,000	4,896,000	4,320,000
Amount of compensation expense relating to unvested employee stock options and restricted stock unit awards not yet recognized	14,000,000
Expected weighted-average period for recognition of compensation expense	1 year 8 months 12 days
ESPP
Stock-based compensation
Proceeds from the exercise of stock options and purchase of class A common stock	400,000
LIN Television
Stock-based compensation
Share-based compensation expense before tax	9,374,000	6,857,000	6,176,000
Proceeds from the exercise of stock options and purchase of class A common stock	1,256,000	1,314,000	841,000
LIN Television | Stock Plans
Stock-based compensation
Number of shares authorized for grant	6,787,940
Number of shares available for grant	2,375,605
Number of shares unavailable for future grants under the plans in effect prior to 2002	1,552,983
LIN Television | Stock Plans | Employee stock options
Stock-based compensation
Vesting period	4 years
Expiration term	10 years
Share-based compensation expense before tax	2,933,000	1,868,000	1,492,000
Modifications to stock option agreements	93,000	93,000	364,000
Amount of compensation expense relating to unvested employee stock options and restricted stock unit awards not yet recognized	2,600,000
Expected weighted-average period for recognition of compensation expense	1 year 3 months 18 days
Proceeds from the exercise of stock options and purchase of class A common stock	1,400,000
LIN Television | Stock Plans | Restricted stock unit awards
Stock-based compensation
Share-based compensation expense before tax	6,348,000	4,896,000	4,320,000
Amount of compensation expense relating to unvested employee stock options and restricted stock unit awards not yet recognized	14,000,000
Expected weighted-average period for recognition of compensation expense	1 year 8 months 12 days
LIN Television | ESPP
Stock-based compensation
Proceeds from the exercise of stock options and purchase of class A common stock	$ 400,000